INVESTMENT PROPERTIES (Tables)	6 Months Ended
Jun. 30, 2022
Investment property [abstract]
Schedule of roll forward of investment property balances
The following table presents a roll forward of the partnership’s investment property balances, all of which are considered Level 3 within the fair value hierarchy, for the six months ended June 30, 2022 and the year ended December 31, 2021:

	Six months ended Jun. 30, 2022			Year ended December 31, 2021
(US$ Millions)	Commercial properties	Commercial developments	Total	Commercial properties	Commercial developments	Total
Balance, beginning of period	$62,313	$2,300	$64,613	$70,294	$2,316	$72,610
Changes resulting from:
Property acquisitions	710	—	710	491	80	571
Capital expenditures	368	252	620	796	758	1,554
Property dispositions(1)	(34)	(1)	(35)	(1,299)	(351)	(1,650)
Fair value gains (losses), net	1,115	104	1,219	1,791	171	1,962
Foreign currency translation	(847)	(106)	(953)	(558)	(37)	(595)
Transfer between commercial properties and commercial developments	126	(126)	—	635	(635)	—
Reclassifications to assets held for sale and other changes	(3,973)	(447)	(4,420)	(9,837)	(2)	(9,839)
Balance, end of period(2)	$59,778	$1,976	$61,754	$62,313	$2,300	$64,613
(1)Property dispositions represent the fair value on date of sale.
(2)Includes right-of-use commercial properties and commercial developments of $547 million and $21 million, respectively, as of June 30, 2022 (December 31, 2021 - $557 million and $24 million). Current lease liabilities of $28 million (December 31, 2021 - $118 million) have been included in accounts payable and other liabilities and non-current lease liabilities of $542 million (December 31, 2021 - $558 million) have been included in other non-current liabilities.

Schedule of key valuation metrics for investment properties
The key valuation metrics for the partnership’s consolidated commercial properties are set forth in the following tables below on a weighted-average basis:

		Jun. 30, 2022			Dec. 31, 2021
Consolidated properties	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (years)	Discount rate	Terminal capitalization rate	Investment horizon (years)
Core Office	Discounted cash flow	6.6%	5.3%	11	6.5%	5.3%	11
Core Retail	Discounted cash flow	6.9%	5.3%	10	7.0%	5.3%	10
LP Investments(1)	Discounted cash flow	9.5%	7.0%	8	9.4%	7.0%	8
(1) The valuation method used to value multifamily, student housing, and manufactured housing properties is the direct capitalization method. At June 30, 2022, the overall implied capitalization rate used for properties using the direct capitalization method was 3.9% (December 31, 2021 - 4.3%).

Schedule of investment properties measured at fair value
The following table presents the partnership’s investment properties measured at fair value in the condensed consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined in Note 2(i), Summary of Significant Accounting Policies: Fair value measurement, in the consolidated financial statements as of December 31, 2021:

	Jun. 30, 2022				Dec. 31, 2021
			Level 3				Level 3
(US$ Millions)	Level 1	Level 2	Commercial properties	Commercial developments	Level 1	Level 2	Commercial properties	Commercial developments
Core Office	$—	$—	$24,300	$1,187	$—	$—	$24,643	$1,022
Core Retail	—	—	19,843	101	—	—	18,991	—
LP Investments	—	—	15,635	688	—	—	18,679	1,278
Total	$—	$—	$59,778	$1,976	$—	$—	$62,313	$2,300
The following table presents the change in the balance of financial assets and financial liabilities accounted for at fair value categorized as Level 3 as of June 30, 2022 and December 31, 2021:

	Jun. 30, 2022		Dec. 31, 2021
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of period	$2,060	$859	$1,682	$863
Acquisitions	61	—	553	—
Dispositions	(178)	—	(88)	—
Fair value gains, net and OCI	(25)	74	366	2
Other	—	(11)	(453)	(6)
Balance, end of period	$1,918	$922	$2,060	$859

Schedule of fair value measurement of assets sensitivity
The following table presents a sensitivity analysis to the impact of a 25 basis point movement of the discount rate and terminal capitalization or overall implied capitalization rate on fair values of the partnership’s commercial properties as of June 30, 2022, for properties valued using the discounted cash flow or direct capitalization method, respectively:

	Jun. 30, 2022
(US$ Millions)	Impact of +25bps DR	Impact of +25bps TCR	Impact of +25bps DR and +25bps TCR or +25bps ICR
Core Office	$555	$827	$1,351
Core Retail	443	698	1,061
LP Investments(1)	497	308	800
Total	$1,495	$1,833	$3,212
(1)     The valuation method used to value multifamily and manufactured housing properties is the direct capitalization method. The rates presented as the discount rate relate to the overall implied capitalization rate. The terminal capitalization rate and investment horizon are not applicable. The impact of the sensitivity analysis on the discount rate includes properties valued using the DCF method as well as properties valued using an overall implied capitalization rate under the direct capitalization method.